Revenue - Summary of Information About Contract Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract assets [abstract]
Contract assets, Beginning balance	$ 290	$ 258
Costs paid	64	58
Recognised as a deduction to revenue	(22)	(19)
Repayments	(1)	(2)
Exchange and other adjustments	3	(5)
Contract assets, Ending balance	334	290
Current	23	20	$ 17
Non-current	$ 311	$ 270	$ 241